Trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade receivables [line items]
Trade receivables	€ 36,572	€ 27,990	€ 23,348
Amortization receivables	(990)	(511)	(505)
Total	€ 35,582	€ 27,479	€ 22,843